Long-term bank loans - Pre - Existing Loan Facilities Part I (Details Narrative)	1 Months Ended		6 Months Ended	7 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 25, 2021 USD ($)	Jun. 28, 2021 USD ($)	Aug. 03, 2022 USD ($)	Jul. 18, 2022 USD ($)	Aug. 29, 2022 USD ($)	Sep. 29, 2021 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 22, 2022 USD ($)	Dec. 16, 2022 USD ($)	Nov. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Citi $100,000 Facility [Member]
Line of Credit Facility, Initiation Date									Jul. 05, 2022
Number of Loan Tranches									2
Debt instrument, prepayment amount													$ 6,256,000
Line of Credit Facility, Collateral									secured by the 11 aforementioned vessels
Citi $100,000 Facility [Member] | Tranche A [Member]
Proceeds from Lines of Credit					$ 48,341,000
Description of scope, credit facility									to replenish the funds used in June 2022 for the extinguishment of the then outstanding amounts under the lease agreements for the vessels Star Sirius, Laura, Idee Fixe, Kaley and Roberta
Repayment installment									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 1,257,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 23,204,000
Line of credit facility, maturity date									July 2027
Citi $100,000 Facility [Member] | Tranche B [Member]
Proceeds from Lines of Credit						$ 51,659,000
Description of scope, credit facility									to refinance the aggregate outstanding amount under the then existing lease agreements of the vessels Star Apus, Star Cleo, Star Columba, Star Dorado, Star Hydrus, Star Pegasus and Star Pyxis
Citi $100,000 Facility [Member] | Tranche B amended [Member]
Line of Credit Facility, Periodic Payment									$ 1,167,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 21,539,000
SEB $42,000 Facility [Member]
Line of Credit Facility, Initiation Date									Aug. 03, 2022
Number of Loan Tranches									3
Repayment installment									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Collateral									secured by the vessels Amami, Mercurial Virgo and Star Calypso
SEB $42,000 Facility [Member] | Minimum [Member]
Line of Credit Facility, Periodic Payment									$ 354,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									5,730,000
SEB $42,000 Facility [Member] | Maximum [Member]
Line of Credit Facility, Periodic Payment									434,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 7,028,000
SEB $42,000 Facility [Member] | Tranche A [Member]
Proceeds from Lines of Credit				$ 12,800,000
SEB $42,000 Facility [Member] | Tranche B [Member]
Proceeds from Lines of Credit				13,500,000
SEB $42,000 Facility [Member] | Tranche A and B [Member]
Description of scope, credit facility									to refinance the aggregate outstanding amount of $29,295 under the then existing loan facility
SEB $42,000 Facility [Member] | Tranche C [Member]
Proceeds from Lines of Credit				$ 15,700,000
Description of scope, credit facility									to refinance the outstanding amount of $13,795 under the then existing loan facility of the vessel Star Calypso
CTBC $25,000 Facility [Member]
Line of Credit Facility, Initiation Date									Nov. 22, 2022
Proceeds from Lines of Credit								$ 25,000
Description of scope, credit facility									to refinance the outstanding amount under the then existing lease agreement of the vessel Star Libra
Repayment installment									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 563,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 13,750,000
Line of credit facility, maturity date									November 2027.
Line of Credit Facility, Collateral									secured by the vessel Star Libra
NTT $24,000 Facility [Member]
Line of Credit Facility, Initiation Date									Dec. 08, 2022
Proceeds from Lines of Credit											$ 24,000,000
Description of scope, credit facility									to refinance the outstanding amount under the then existing loan facility of the vessel Star Virgo.
Repayment installment									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 12,000,000
Line of credit facility, maturity date									December 2027
Line of Credit Facility, Collateral									is secured by the vessel Star Virgo
ABN AMRO $24,000 Facility [Member]
Line of Credit Facility, Initiation Date									Dec. 19, 2022
Proceeds from Lines of Credit										$ 24,000,000
Description of scope, credit facility									to refinance the then outstanding loan amount of the vessel Star Sienna
Repayment installment									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 14,000,000
Line of credit facility, maturity date									December 2027
Line of Credit Facility, Collateral									is secured by the vessel Star Sienna
Standard Chartered $47,000 Facility [Member]
Line of Credit Facility, Initiation Date									Dec. 29, 2022
Number of Loan Tranches									2
Description of scope, credit facility									to replenish the funds used in 2022 for the extinguishment of the outstanding amounts of the vessels Star Marisa and Star Laetitia under the then existing loan facilities
Repayment installment									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of credit facility, maturity date									December 2027
Line of Credit Facility, Collateral									is secured by the two aforementioned vessels
Standard Chartered $47,000 Facility [Member] | Tranche A [Member]
Proceeds from Lines of Credit	$ 22,829,000
Line of Credit Facility, Periodic Payment									$ 476,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									13,317,000
Standard Chartered $47,000 Facility [Member] | Tranche B [Member]
Proceeds from Lines of Credit	$ 24,171,000
Line of Credit Facility, Periodic Payment									465,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 14,875,000
SEB $39,000 Facility [Member]
Line of Credit Facility, Initiation Date									Jan. 22, 2021
Proceeds from Lines of Credit		$ 39,000,000
Description of scope, credit facility									to finance the cash consideration for the vessels Star Bueno, Star Borneo and Star Marilena
Repayment installment									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 1,950,000
Line of credit facility, maturity date									January 2026
Line of Credit Facility, Collateral									is secured by a first priority mortgage on the aforementioned vessels
NBG $125,000 Facility [Member]
Line of Credit Facility, Initiation Date									Jun. 24, 2021
Proceeds from Lines of Credit			$ 125,000,000
Description of scope, credit facility									to refinance the outstanding amount under the then existing facility.
Debt instrument, prepayment amount												$ 5,316,000		$ 5,511,000
Line of Credit Facility, Collateral									was secured by the vessels Big Bang, Big Fish, Pantagruel, Star Nasia, Star Danai, Star Renee, Star Markella, Star Laura, Star Moira, Star Mariella, Star Helena, Star Maria, Star Triumph, Star Angelina and Star Gwyneth
Repayment date									November 2023
DNB $107,500 Facility [Member]
Line of Credit Facility, Initiation Date									Sep. 28, 2021
Proceeds from Lines of Credit							$ 107,500,000
Description of scope, credit facility									to refinance the aggregate outstanding amount of the financed vessels under the then existing facilities
Repayment installment									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 3,707,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 33,362,000
Line of credit facility, maturity date									September 2026
Line of Credit Facility, Collateral									is secured by first priority mortgages on the vessels Star Luna, Star Astrid, Star Genesis, Star Electra and Star Monica
DNB $107,500 Facility [Member] | Star Borealis and Star Polaris [Member]
Debt instrument, prepayment amount									$ 26,207,000
DNB $107,500 Facility [Member] | Star Glory [Member]
Debt instrument, prepayment amount									8,023,000
DNB $107,500 Facility [Member] | Amended Installments [Member]
Line of Credit Facility, Periodic Payment									2,185,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 19,669,000